Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
OPERATING ACTIVITIES
Net loss	$ (13,765,286)	$ (2,554,388)	$ (23,549,612)	$ (4,672,605)
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued interest and accretion	50,819	21,317	25,331	53,605
Amortization of debt discount	600,771
Change in fair value of derivative liability	6,701,147	(16,656)	5,701,270	(4,979)
Loss on recognition of debt host liability	341,553		140,943
Depreciation of property, plant and equipment	123,961	8,645	44,148	20,871
Depreciation of right-of-use assets	118,366	88,348	185,754	65,835
Foreign exchange loss	204,106	73,637	(198,371)	(55,080)
Gain on sale of exploration and evaluation assets				(37,156)
Interest expense on lease obligations	17,897	10,821	25,319	7,033
Stock-based compensation	433,829		11,051,124	666,259
Cashless warrant exercise	(113,765)
Write-off of equipment			2,188
Changes in operating assets and liabilities:
Amounts receivable			(144,283)	15,500
Other receivables	96,860	(58,815)
Prepayments	9,509	(23,000)	(9,703)	(35,317)
Deposits held by related parties	83,022	(235,682)	(478,902)
Accounts payable and accrued liabilities	798,064	1,114,588	719,906	510,773
Due to related parties	261,840	294,115	117,321	194,727
Cash used in operating activities	(4,037,307)	(1,335,724)	(6,367,567)	(3,270,534)
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(1,601,999)	(397,869)	(2,056,566)	(18,172)
Other deposits			(10,000)
Proceeds from sale of exploration and evaluation assets				37,157
Cash used in investing activities	(1,601,999)	(397,869)	(2,066,566)	18,985
FINANCING ACTIVITIES
Proceeds from issuance of shares, net of share issuance costs	3,851,614	1,856,336	7,328,389	2,715,129
Deferred financing costs	(2,973)	(25,179)
Proceeds from share subscriptions	203,701	45,446	209,827	557,150
Proceeds from convertible debenture	2,000,000	78,566	1,579,542	111,470
Payments of promissory note		(64,993)	(65,761)	(56,478)
Payments of lease obligations	(93,244)	(99,573)	(201,562)	(69,448)
Cash provided by financing activities	5,959,098	1,790,603	8,850,435	3,257,823
Change in cash for the period	319,792	57,010	416,302	6,274
Cash, beginning of the period	462,360	39,571	39,571	33,649
Effect of foreign exchange on cash	(7,743)	(26,216)	6,487	(352)
Cash, end of the period	774,409	70,365	462,360	39,571
Other non-cash transactions:
Shares issued for conversion of debt and interest	688,178		468,661
Shares issued for payment of finder’s fees	4,796,832
ROU asset addition by way of lease obligation			351,886	437,812
Other cash flow disclosures:
Cash paid during the period for interest	$ 5,549		$ 13,204	$ 28,199